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WILMER CUTLER PICKERING
  HALE AND DORR LLP


                                                             60 STATE STREET
                                                             BOSTON, MA 02109
                                                             +1 617 526 6000
                                                             +1 617 526 5000 fax
                                                             wilmerhale.com

November 19, 2004

BY ELECTRONIC SUBMISSION
------------------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC 20549


Re: Unica Corporation
    Registration Statement on Form S-1
    ----------------------------------

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Unica Corporation (the "Company") please find a Registration Statement on Form S-1 relating to the registration under the Securities Act of 1933, as amended, of common stock, $0.01 par value per share, of the Company in an aggregate offering price of up to $57,500,000.

This filing is being made by direct transmission to the EDGAR System. In anticipation of this filing, the Company caused the filing fee of $7,286 to be transmitted by wire transfer on November 17, 2004 to the account of the Securities and Exchange Commission at Mellon Bank.

The Registration Statement being submitted relates to the Company's initial public offering of securities. It is the intent of the Company and the managing underwriters of the proposed offering to have the Registration Statement declared effective as early as possible.

Acceleration requests may be made orally, and the Company and the managing underwriters of the proposed offering have authorized us to represent on their behalf that they are aware of their obligations with respect thereto under the Securities Act of 1933, as amended.

Please contact the undersigned or Lauren Harrington at 617-526-6000 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ Mark L. Johnson

Mark L. Johnson